Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Disclosure of details of business combinations	The fair values of the identifiable assets and liabilities of the acquired entity in the business combinations as at the date of acquisition were:

North Carolina Solar Nov. 5, 2021
Assets
Cash and cash equivalents	4
Accounts receivable	4
Property, plant and equipment	146
Right-of-use assets	13
Liabilities
Accounts payable and accrued liabilities	(4)
Lease liabilities	(13)
Tax equity liability	(20)
Deferred taxes	(3)
Decommissioning provisions	(4)
Net assets acquired	123

Cash consideration	120
Working capital consideration	3
Total purchase consideration transferred	123